NOTE 14 - QUARTERLY DATA (Unaudited) (Detail) - Schedule of Quaterly Financial Information (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 29, 2012	Dec. 31, 2011
Sales	$ 28,439	$ 27,455	$ 26,544	$ 24,030	$ 22,713	$ 21,841	$ 21,880	$ 20,199	$ 106,468	$ 86,633
Gross profit	5,478	5,814	5,246	4,357	4,060	3,877	3,631	2,809	20,895	14,377
Income from operations	2,585	2,974	2,484	2,109	2,033	1,761	1,728	864	10,152	6,386
Net income	$ 1,510	$ 1,664	$ 1,442	$ 1,255	$ 1,153	$ 1,012	$ 977	$ 408	$ 5,871	$ 3,550
Basic income per common share (in Dollars per share)	$ 0.29	$ 0.32	$ 0.28	$ 0.25	$ 0.23	$ 0.20	$ 0.20	$ 0.08	$ 1.13	$ 0.72
Diluted income per common share (in Dollars per share)	$ 0.26	$ 0.29	$ 0.26	$ 0.23	$ 0.21	$ 0.19	$ 0.19	$ 0.08	$ 1.04	$ 0.68